Cover	Sep. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Entity File Number	001-39338
Entity Registrant Name	NUZEE, INC.
Entity Central Index Key	0001527613
Entity Tax Identification Number	38-3849791
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6107, 6th Floor
Entity Address, Address Line Two	Building C4, No.1 Huangchang West Road
City Area Code	+ 86
Local Phone Number	18518579917
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	NUZE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false